Warrant Liabilities (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 27, 2024 shares	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	May 10, 2024 shares	Mar. 04, 2024 USD ($) $ / shares	Dec. 27, 2023 day $ / shares shares
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares							$ 0.01	$ 11.50
Number of shares called by each warrant (in shares)								1
Right to purchase an amount of shares of outstanding common stock, percentage							1.5
Derivative liability | $				$ 3,014	$ 2,508		$ 3,746
Warrants exercised (in shares)		336,124	925,000	3,283,941
Change in fair value of warrant liabilities | $				$ (1,467)	$ (334)
Common Stock
Class of Warrant or Right [Line Items]
Maximum value of common stock issued from exercise of warrants | $							$ 11,250
Anniversary Period 2
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants							0.50
Anniversary Period 3
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants							1
Anniversary Period 4
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants							1
Common Class A | Common Stock
Class of Warrant or Right [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)	9,550,274	73,947	203,500	277,447
Issuance of Class A common stock upon cashless exercise of warrants (in shares)				974,610
Public Warrants
Class of Warrant or Right [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)						2,521,569		7,066,668
Redemption price (in dollars per share) | $ / shares								$ 0.01
Number of days from which warrants are exercisable								30 days
Minimum common stock price for redemption of warrants, number of trading days | day								20
Redemption trading period | day								30
End of trading period before notice of redemption, number of business days								3 days
Warrants outstanding (in shares)				2,519,869
Public Warrants | Common Class A
Class of Warrant or Right [Line Items]
Minimum common stock price for redemption of warrants (in dollars per share) | $ / shares								$ 18.00
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)								4,333,333
Warrants outstanding (in shares)				4,333,333